Investments in Limited Partnerships	12 Months Ended
Dec. 31, 2013
Investments In Limited Partnerships [Abstract]
Investments In Limited Partnerships [Text Block]

Note 8—Investments in Limited Partnerships

The Account invests in limited partnerships, limited liability companies, and private real estate equity investment trusts that own real estate properties and real estate-related securities. The Account receives distributions from these investments based on the Account’s ownership interest percentages. At December 31, 2013, the Account held interests in three limited partnerships, one limited liability company and one private real estate equity investment trust. The Account held non-controlling ownership interest percentages in these investments ranging from 5.3% to 18.5%. Under the terms of the partnership agreements governing such investments, and based upon the expected term of each such partnership, the partnerships could engage in liquidation activities beginning in 2014 through 2017. During 2013, the Heitman Value Partners Fund began liquidation; the remaining investment assets are anticipated to be liquidated during 2014. Cobalt Industrial REIT and Colony Realty Partners LP are anticipated to begin liquidation in 2014. The Account’s ownership interest in the five investments, including the Account’s remaining interest in the Heitman Value Partners Fund, was $362.0 million and $339.8 million at December 31, 2013 and December 31, 2012, respectively.